CONSOLIDATED AND COMBINED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 34,000,000	$ 95,000,000
Receivables, less allowances for doubtful accounts of $11 in 2017 (2016: $10)	727,000,000	667,000,000
Inventories (Note 5)	238,000,000	193,000,000
Prepaid expenses and other current assets	47,000,000	21,000,000
Total current assets	1,046,000,000	976,000,000
Property, plant and equipment-net (Note 6)	576,000,000	608,000,000
Goodwill (Note 7)	82,000,000	84,000,000
Other intangible assets-net (Note 7)	160,000,000	131,000,000
Deferred income taxes	51,000,000	57,000,000
Other noncurrent assets	99,000,000	96,000,000
Total assets	2,014,000,000	1,952,000,000
LIABILITIES
Accounts payable	406,000,000	294,000,000
Accrued liabilities (Note 9)	239,000,000	237,000,000
Short-term and current portion of long-term debt (Note 11)	123,000,000	52,000,000
Total current liabilities	768,000,000	583,000,000
Long-term debt (Note 11)	699,000,000	742,000,000
Pension liabilities	182,000,000	279,000,000
Deferred income taxes	1,000,000	2,000,000
Restructuring and multi-employer pension liabilities	49,000,000	54,000,000
Other noncurrent liabilities	67,000,000	52,000,000
Total liabilities	1,766,000,000	1,712,000,000
Commitments and contingencies (Note 10)
EQUITY
Common stock, $0.01 par value Authorized: 65,000,000 shares; Issued: 34,610,931 shares in 2017 (2016: 32,449,669)	0	0
Additional paid-in-capital	816,000,000	770,000,000
(Accumulated deficit) retained earnings	(90,000,000)	1,000,000
Accumulated other comprehensive loss (Note 15)	(476,000,000)	(531,000,000)
Treasury stock, at cost: 100,256 shares in 2017	(2,000,000)	0
Total equity	248,000,000	240,000,000
Total liabilities and equity	$ 2,014,000,000	$ 1,952,000,000